Exhibit 99
Ford Credit Auto Lease Trust 2023-B
Monthly Investor Report

Transaction Month	11	Payment Date	August 15, 2024
Collection Period	July, 2024

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-265473-04 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2023-B Reference Pool Balance		$1,297,905,660.31	$1,078,254,969.05	$1,038,850,045.08	0.8004049
Total Note Balance		$1,207,050,000.00	$954,953,931.32	$915,549,007.35	0.7585013

Total Overcollateralization		$90,855,660.31	$123,301,037.73	$123,301,037.73

2023-B Exchange Note Balance		$1,244,381,443.30	$997,432,623.28	$958,027,699.31	0.7698827
2023-B Exchange Note Overcollateralization		$53,524,217.01	$80,822,345.77	$80,822,345.77

Overcollateralization			Beginning of Period	End of Period
2023-B Reference Pool Balance as a % of Total Note Balance			112.91%	113.47%
2023-B Reference Pool Balance as a % of 2023-B Exchange Note Balance			108.10%	108.44%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	5.68800%	$146,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	5.90000%	$200,000,000.00	$144,159,963.85	$123,420,530.18	0.6171027
Class A-2b Notes*	5.92741%	$180,000,000.00	$129,743,967.47	$111,078,477.17	0.6171027
Class A-3 Notes	5.91000%	$380,000,000.00	$380,000,000.00	$380,000,000.00	1.0000000
Class A-4 Notes	5.87000%	$94,000,000.00	$94,000,000.00	$94,000,000.00	1.0000000
Class B Notes	6.20000%	$69,450,000.00	$69,450,000.00	$69,450,000.00	1.0000000
Class C Notes	6.43000%	$85,670,000.00	$85,670,000.00	$85,670,000.00	1.0000000
Class D Notes	6.97000%	$51,930,000.00	$51,930,000.00	$51,930,000.00	1.0000000
Total		$1,207,050,000.00	$954,953,931.32	$915,549,007.35	0.7585013

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,739,433.67	$103.70	$708,786.49	$3.54	$21,448,220.16	$107.24
Class A-2b Notes	$18,665,490.30	$103.70	$662,233.79	$3.68	$19,327,724.09	$107.38
Class A-3 Notes	$0.00	$0.00	$1,871,500.00	$4.93	$1,871,500.00	$4.93
Class A-4 Notes	$0.00	$0.00	$459,816.67	$4.89	$459,816.67	$4.89
Class B Notes	$0.00	$0.00	$358,825.00	$5.17	$358,825.00	$5.17
Class C Notes	$0.00	$0.00	$459,048.42	$5.36	$459,048.42	$5.36
Class D Notes	$0.00	$0.00	$301,626.75	$5.81	$301,626.75	$5.81
Total	$39,404,923.97	$32.65	$4,821,837.12	$3.99	$44,226,761.09	$36.64

II. POOL INFORMATION

2023-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,267,130,867.48	$1,078,254,969.05	$810,521,124.82
Change	$(49,711,196.71)	$(39,404,923.97)	$(20,204,011.64)
End of Period	$1,217,419,670.77	$1,038,850,045.08	$790,317,113.18
Residual Portion of Securitization Value as % of Securitization Value at end of period			76.08%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	39,773	4,229	35,544	1,108	34,436

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				14.5	13.8

Ford Credit Auto Lease Trust 2023-B
Monthly Investor Report

Transaction Month	11	Payment Date	August 15, 2024
Collection Period	July, 2024

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		249	$7,929,237.37	0.76%
61 - 90 Days Delinquent		27	$876,480.90	0.08%
91- 120 Days Delinquent		2	$66,215.46	0.01%
Over 120 Days Delinquent		2	$67,153.66	0.01%
Total Delinquent Leases		280	$8,939,087.39	0.86%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0972%
Delinquency Trigger Occurred				No

Payment Extensions Granted in the Current Collection Period
		Number of Leases****	Securitization Value
1 Month Extended		71	$2,119,119.87
2 Months Extended		64	$2,040,506.04
3+ Months Extended		34	$966,789.34
Total		169	$5,126,415.25

		Current Period	Cumulative
Prepayment Speed		0.32%	0.68%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$21,085,526.57
plus: Payoffs				$18,853,790.86
plus: Other (including extension fees, excess charges, etc.)				$323,110.97
minus: Payaheads				$(922,300.90)
plus: Payahead Draws				$697,854.77
plus: Advances				$621,589.91
minus: Advance Reimbursement Amounts				$(1,673,000.88)
plus: Administrative Reallocation Amounts				$0.00
plus: Net Sale Proceeds				$14,408,269.25
plus: Recoveries				$73,390.23
Total Collections				$53,468,230.78

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$53,468,230.78

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$898,545.81	$898,545.81	$52,569,684.97	$0.00
2023-B Exchange Note Interest Payment	$5,995,124.20	$5,995,124.20	$46,574,560.77	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$46,574,560.77	$0.00
Reserve Account Deposit	$0.00	$0.00	$46,574,560.77	$0.00
2023-B Exchange Note Principal Payment	$39,404,923.97	$39,404,923.97	$7,169,636.80	$0.00
Shared Amounts	$0.00	$0.00	$7,169,636.80	$0.00
Excess Exchange Note Amounts	$7,169,636.80	$7,169,636.80	$0.00	$0.00
Total	$53,468,230.78	$53,468,230.78	$0.00	$0.00

Ford Credit Auto Lease Trust 2023-B
Monthly Investor Report

Transaction Month	11	Payment Date	August 15, 2024
Collection Period	July, 2024

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2023-B Exchange Note Interest Payment				$5,995,124.20
2023-B Exchange Note Principal Payment				$39,404,923.97
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$7,169,636.80

Total				$52,569,684.97

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$52,569,684.97	$0.00
Administration Fee	$7,957.95	$7,957.95	$52,561,727.02	$0.00
Class A-1 Interest	$0.00	$0.00	$52,561,727.02	$0.00
Class A-2a Interest	$708,786.49	$708,786.49	$51,852,940.53	$0.00
Class A-2b Interest	$662,233.79	$662,233.79	$51,190,706.74	$0.00
Class A-3 Interest	$1,871,500.00	$1,871,500.00	$49,319,206.74	$0.00
Class A-4 Interest	$459,816.67	$459,816.67	$48,859,390.07	$0.00
Total Class A Interest	$3,702,336.95	$3,702,336.95		$0.00
First Priority Principal Payment	$0.00	$0.00	$48,859,390.07
Class B Interest	$358,825.00	$358,825.00	$48,500,565.07	$0.00
Second Priority Principal Payment	$0.00	$0.00	$48,500,565.07
Class C Interest	$459,048.42	$459,048.42	$48,041,516.65	$0.00
Third Priority Principal Payment	$0.00	$0.00	$48,041,516.65
Class D Interest	$301,626.75	$301,626.75	$47,739,889.90	$0.00
Specified Reserve Deposit	$0.00	$0.00	$47,739,889.90	$0.00
Regular Principal Payment	$39,404,923.97	$39,404,923.97	$8,334,965.93	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$8,334,965.93	$0.00
Remaining Funds to Holder of Residual Interest	$8,334,965.93	$8,334,965.93	$0.00	$0.00
Total	$52,569,684.97	$52,569,684.97	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$4,031,477.91
plus: Additional Advances				$621,589.91
minus: Advance Reimbursement Amounts				$(1,673,000.88)
End of Period Advance Balance				$2,980,066.94

Payaheads
Beginning of Period Payahead Balance				$2,095,192.69
plus: Additional Payaheads				$922,300.90
minus: Payahead Draws				$(697,854.77)
End of Period Payahead Balance				$2,319,638.82

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,244,764.15
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,244,764.15
Memo: Required Reserve Amount				$3,244,764.15

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$123,301,037.73
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				123,301,037.73

Ford Credit Auto Lease Trust 2023-B
Monthly Investor Report

Transaction Month	11	Payment Date	August 15, 2024
Collection Period	July, 2024

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	371	3,243	$10,061,207.44	$95,555,532.69
Standard Terminations	258	708	$6,811,079.03	$17,905,396.91
Total Retained	629	3,951	$16,872,286.47	$113,460,929.60

Returned Vehicles
Early Terminations	127	554	$3,474,867.59	$15,505,822.61
Standard Terminations	336	750	$9,563,166.75	$21,078,216.74
Total Returned	463	1,304	$13,038,034.34	$36,584,039.35

Charged Off / Repossessed Vehicles	12	66	$348,890.87	$2,365,424.12
Removals by Servicer and Other	4	16	$159,848.60	$559,364.53
Total Terminations	1,108	5,337	$30,419,060.28	$152,969,757.60

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,019	2,025	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			41.79%	24.43%
Early Termination Rate (Early Terminations / Total Terminations)			44.95%	71.14%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$18,901,290.57
plus: Payahead draws			$271,281.99
minus: Unreimbursed Advances			$(59,069.47)
minus: Securitization Value of Retained Vehicles			$(16,872,286.47)
Total	629	3,951	$2,241,216.62	$18,405,521.94
Gain (Loss) Per Retained Vehicle			$3,563.14	$4,658.45

Gain (Loss) on Returned Vehicles
Customer Payments			$426,612.38
plus: Net Sale Proceeds			$14,252,758.76
plus: Payahead Draws			$51,691.09
minus: Unreimbursed Advances			$(30,374.91)
minus: Securitization Value of Returned Vehicles			$(13,038,034.34)
Total	463	1,304	$1,662,652.98	$5,218,387.52
Gain (Loss) Per Returned Vehicle			$3,591.04	$4,001.83

Credit Gain (Loss) Charged Off / Repo Vehicles	12	66	$(112,703.69)	$(673,831.11)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(9,391.97)	$(10,209.56)
Recoveries			$27,356.30	$173,009.74

Total Gain (Loss)	1,104	5,321	$3,818,522.21	$23,123,088.09
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$3,458.81	$4,345.63

Removals by Servicer and Other	4	16

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$14,252,758.76
plus: Excess Wear and Use and Excess Mileage Assessed			$269,260.46
minus: Residual Portion of Securitization Value			$(12,678,102.24)
Total	463	1,304	$1,843,916.98	$5,733,577.21
Residual Gain (Loss) Per Returned Vehicle			$3,982.54	$4,396.92

Ford Credit Auto Lease Trust 2023-B
Monthly Investor Report

Transaction Month	11	Payment Date	August 15, 2024
Collection Period	July, 2024

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	2.71%
Second Prior Collection Period	3.54%
Prior Collection Period	2.93%
Current Collection Period	4.33%
Four Month Average (Current and Prior Three Collection Periods)	3.38%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	1.78%

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on 30-day average SOFR + 0.59%.
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****Excludes leases that were extended and closed accounts during the Collection Period.